LOAN PAYABLE (Details Narrative)	13 Months Ended
Dec. 31, 2021 USD ($)
LOAN PAYABLE (Details Narrative)
Loan Interest Rate	20.00%
Maturity Date	Mar. 31, 2022
Accrued Interest Expense	$ 31,177
Repayment Of Principal And Interest	562,831
Total Principal And Accrued Interest Outstanding	$ 152,305